Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 5,763,288	$ 8,580,608	$ (30,987,343)	$ (17,240,800)	$ (33,649,516)	$ 130,163,956	$ (58,737,991)
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	7,068,361	45,467,802	(12,502,524)	7,004,237	(592,466)	104,899,860	(49,338,902)
Currencies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts							12,863
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(7,700,983)	(2,398,972)	(7,367,605)	8,016,181	7,688,026	(6,296,617)	(20,943,376)
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	5,041,489	(912,104)	(4,017,144)	(8,127,104)	(10,817,032)	14,680,492	(6,699,369)
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	12,360,799	57,885,768	23,736,197	62,711,543	74,456,429	78,525,936	(19,513,721)
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(57,100)	(1,119,910)	(677,840)	(2,557,450)	(2,910,290)	(531,000)	2,065,620
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(2,958,668)	3,792,688	(8,537,836)	720,895	(974,007)	12,922,817	(11,958,920)
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(1,153,758)	(2,367,534)	2,945,042	(3,082,845)	(1,791,425)	7,618,692	(218,950)
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	1,536,582	(9,412,134)	(18,583,338)	(50,676,983)	(66,244,167)	(2,020,460)	7,916,951
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (1,305,073)	$ (36,887,194)	$ (18,484,819)	$ (24,245,037)	$ (33,057,050)	$ 25,264,096	$ (9,399,089)